DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS

NOTE 5:DERIVATIVE INSTRUMENTS

The Company enters into foreign currency forward and option contracts with financial institutions to protect against the exposure to changes in exchange rates of several foreign currencies that are associated with forecasted cash flows and existing assets and liabilities. The Company accounts for its derivative instruments as either assets or liabilities and carries them at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation.

The fair value of derivative contracts in the interim consolidated balance sheets at June 30, 2021 and December 31, 2020 were as follows:

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	June 30, 2021
Derivatives designated as hedging instruments
Currency forward contracts	$300	$255
Derivatives not designated as hedging instruments
Currency forward and option contracts	$470	$115

Total derivatives	$770	$370

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2020
Derivatives designated as hedging instruments
Currency forward contracts	$1,847	$2
Derivatives not designated as hedging instruments
Currency forward and option contracts	$90	$279

Total derivatives	$1,937	$281

The notional amounts of outstanding derivative contracts in U.S. dollars at December 31, 2020 and June 30, 2021 were as follows:

	December 31, 2020	June 30, 2021
Derivatives designated as hedging instruments
Currency forward contracts	$35,089	$20,778
Derivatives not designated as hedging instruments
Currency forward and option contracts	$31,207	$31,168

Total derivatives	$66,296	$51,946

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is up to 12 months.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains or losses from contracts that were not designated as hedging instruments are recognized in "financial expenses and others, net".

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CERAGON NETWORKS LTD. AND SUBSIDIARIES

NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 5:DERIVATIVE INSTRUMENTS (Cont.)

The effect of derivative contracts on the interim consolidated statements of operations for the six months ended June 30, 2020 and 2021 was as follows:

	Six months ended June 30,
	2020	2021

Operating income (expenses)	$(51)	$1,000
Financial income	$658	$37